Financial Risks - Summary Of Maturity Analysis For Derivative Financial Instruments (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Net settled cash inflows	€ 11,193	€ 14,292
Net settled cash outflows	(11,444)	(14,126)
Carrying value [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled cash inflows	36,863	36,357
Gross settled cash outflows	(32,451)	(33,619)
Not later than 1 year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Net settled cash inflows	612	865
Net settled cash outflows	(797)	(983)
Not later than 1 year [member] | Carrying value [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled cash inflows	23,118	17,162
Gross settled cash outflows	(23,429)	(17,056)
1-5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Net settled cash inflows	2,293	3,091
Net settled cash outflows	(1,784)	(2,594)
1-5 years [member] | Carrying value [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled cash inflows	3,073	3,098
Gross settled cash outflows	(2,267)	(2,922)
Over 5 through 10 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Net settled cash inflows	2,870	3,537
Net settled cash outflows	(2,258)	(2,832)
Over 5 through 10 years [member] | Carrying value [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled cash inflows	3,119	4,470
Gross settled cash outflows	(1,974)	(3,570)
Over 10 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Net settled cash inflows	5,418	6,798
Net settled cash outflows	(6,604)	(7,716)
Over 10 years [member] | Carrying value [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled cash inflows	7,554	11,628
Gross settled cash outflows	€ (4,782)	€ (10,071)